UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 96.8%	Market Value

	Aerospace & Defense - 2.1%
2,400	L-3 Communications Holdings, Inc.	$178,800
5,400	United Technologies Corp.	290,736
		469,536

	Auto Systems/Building Controls - 0.9%
2,800	Johnson Controls, Inc.	194,460

	Banks - 13.0%
9,800	Bank of America Corp.	449,722
10,200	Citigroup, Inc.	495,210
8,700	J.P. Morgan Chase & Co.	332,775
8,600	Marshall & Ilsley Corp.	369,628
7,300	Wachovia Corp.	389,820
5,800	Wells Fargo & Co.	364,530
5,700	Zions Bancorporation	431,091
		2,832,776

	Broadcasting & Cable - 1.2%
9,800	Comcast Corp. - Class A*	255,192

	Chemicals - Specialty - 1.2%
7,700	Ecolab, Inc.	256,179

	Communications - 2.1%
13,308	Sprint Nextel Corp.	333,232
4,200	Verizon Communications, Inc.	134,316
		467,548

	Communications Equipment - 1.9%
7,500	Corning, Inc.*	151,875
6,000	QUALCOMM, Inc.	272,820
		424,695

	Computer Hardware - 4.6%
6,100	Apple Computer, Inc.*	413,702
9,000	Dell, Inc.*	271,440
3,500	International Business Machines Corp.	311,150
		996,292

	Computer Software - 5.2%
11,800	Adobe Systems, Inc.	384,798
7,300	Autodesk, Inc.	304,556
16,300	Microsoft Corp.	451,673
		1,141,027

	Containers & Packaging - 1.0%
5,400	Ball Corp.	222,588

	Diversified Financial Services - 7.5%
5,300	American Express Co.	272,526
1,060	Ameriprise Financial, Inc.	44,573
2,000	Capital One Financial Corp.	166,120
2,700	The Goldman Sachs Group, Inc.	348,192
2,925	Legg Mason, Inc.	358,751
4,600	Merrill Lynch & Co., Inc.	305,532
2,700	State Street Corp.	155,763
		1,651,457

	Electric Utilities - 3.1%
1,700	Dominion Resources, Inc.	129,115
7,700	Exelon Corp.	400,708
1,400	TXU Corp.	143,682
		673,505

	Electrical Equipment - 1.6%
4,600	Emerson Electric Co.	347,806

	Energy Equipment & Services - 4.4%
2,250	Baker Hughes, Inc.	129,037
1,600	Cal Dive International, Inc.*	116,176
2,500	Halliburton Co.	159,125
1,900	Nabors Industries Ltd.*#	133,019
2,000	Oceaneering International, Inc.*	102,000
1,550	Schlumberger Ltd.#	148,382
2,600	Transocean, Inc.*#	165,984
		953,723

	Food Distributors - 1.1%
7,200	Sysco Corp.	232,704

	Food Products - 5.0%
2,600	Bunge Ltd.#	139,100
2,500	General Mills, Inc.	118,825
7,100	Hershey Foods Corp.	384,962
2,700	Kellogg Co.	118,989
4,700	Wm. Wrigley Jr. Co.	322,373
		1,084,249

	Household Products & Personal Care - 1.3%
5,300	Colgate-Palmolive Co.	288,956

	Industrial Gases - 0.9%
3,600	Praxair, Inc.	187,200

	Industrial Machinery - 2.7%
3,200	Caterpillar, Inc.	184,896
2,200	Deere & Co.	152,570
1,125	Illinois Tool Works, Inc.	99,304
3,900	Ingersoll-Rand Co. Ltd. - Class A#	154,557
		591,327

	Insurance - Multi-Line - 0.9%
2,900	American International Group, Inc.	194,706

	Internet Software & Services - 1.5%
450	Google, Inc. - Class A*	182,246
3,500	Yahoo!, Inc.*	140,805
		323,051

	Media - 4.7%
4,600	The McGraw-Hill Companies, Inc.	244,030
16,400	Time Warner, Inc.	294,872
10,800	The Walt Disney Co.	269,244
3,400	Tribune Co.	108,698
3,800	XM Satellite Radio Holdings, Inc. - Class A*	111,188
		1,028,032

	Multiline Retail - 1.6%
9,600	Nordstrom, Inc.	354,048

	Networking Equipment - 1.0%
13,020	Cisco Systems, Inc.*	228,371

	Oil & Gas - 8.1%
1,850	Burlington Resources, Inc.	133,662
6,450	ChevronTexaco Corp.	369,650
4,800	ConocoPhillips	290,448
12,000	Exxon Mobil Corp.	696,360
2,625	Suncor Energy, Inc.#	149,336
1,400	Valero Energy Corp.	134,680
		1,774,136

	Real Estate - 0.6%
1,900	Boston Properties, Inc.	142,899

	Retail - Home Improvement - 2.9%
8,700	Fastenal Co.	345,390
3,425	Home Depot, Inc.	143,096
2,150	Lowe's Cos., Inc.	145,082
		633,568

	Semiconductors - 4.1%
10,100	Applied Materials, Inc.	182,911
10,800	Intel Corp.	288,144
1,900	Linear Technology Corp.	70,889
3,400	Marvell Technology Group Ltd.*#	188,836
1,700	Maxim Integrated Products, Inc.	62,135
3,200	Texas Instruments, Inc.	103,936
		896,851

	Services - Data Processing - 1.8%
5,100	First Data Corp.	220,677
3,850	Paychex, Inc.	163,279
		383,956

	Specialty Retail - 6.1%
2,650	Bed Bath & Beyond, Inc.*	113,049
7,650	Chico's FAS, Inc.*	337,441
8,100	Coach, Inc.*	278,883
3,800	Nike, Inc. - Class B	324,140
6,525	Staples, Inc.	150,727
3,250	Williams-Sonoma, Inc.*	141,018
		1,345,258

	Thrifts & Mortgage Finance - 0.6%
1,900	Golden West Financial Corp.	123,101

	Transportation - 2.1%
3,000	Expeditors International of Washington, Inc.	213,030
1,300	FedEx Corp.	126,906
1,600	United Parcel Service, Inc. - Class B	124,640
		464,576

	TOTAL COMMON STOCKS (Cost $17,180,361)	21,163,773

Shares	SHORT-TERM INVESTMENTS - 3.3%	Market Value

720,948	Federated Cash Trust Treasury Money Market Fund	720,948
	(Cost $720,948)

	Total Investments in Securities (Cost $17,901,309) - 100.1%	21,884,721
	Liabilities in Excess of Other Assets - (0.1)%	(19,355)
	Net Assets - 100.0%	$21,865,366

* Non-income producing security.
# U.S. security of a foreign issuer.

The cost basis of investments for federal income tax purposes at November 30, 2005 was as follows*:

Cost of investments	$18,014,162
Gross unrealized appreciation	4,259,593
Gross unrealized depreciation	(389,034)
Net unrealized appreciation	$3,870,559

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For additional federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 1/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 1/18/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 1/20/06

* Print the name and title of each signing officer under his or her signature.